UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7512

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/04

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
Statement of Investments
July 31, 2004 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)

Banking--.5%
Fannie Mae	68,625		4,869,630

Basic Materials--1.7%
L'Air Liquide, ADR	441,017		14,260,942
Yara International, ADR	142,400	a	1,258,094
			15,519,036
Capital Goods--4.7%
Emerson Electric	125,100		7,593,570
General Electric	771,072		25,638,144
Norsk Hydro, ADR	142,400		8,985,440
			42,217,154
Consumer Durables & Apparel--4.0%
Christian Dior	540,000		32,781,267
SONY, ADR	81,600		2,827,440
			35,608,707
Consumer Staples--4.3%
Wal-Mart Stores	305,022		16,169,216
Walgreen	625,000		22,750,000
			38,919,216
Diversified Financials--10.2%
American Express	342,850		17,228,212
Citigroup	603,284		26,598,792
Deutsche Bank	132,300		9,194,850
Eurazeo	256,531		16,467,274
J.P. Morgan Chase & Co.	299,100		11,165,403
UBS	173,000		11,549,980
			92,204,511
Energy--13.4%
BP, ADR	520,000		29,307,200
ChevronTexaco	180,400		17,255,260
Exxon Mobil	1,009,508		46,740,221
Total, ADR	280,158		27,273,381
			120,576,062
Food, Beverage & Tobacco--17.7%
Altria Group	900,200		42,849,520
Anheuser-Busch Cos.	25,000		1,297,500
Coca-Cola	458,100		20,092,266
Diageo, ADR	403,500		20,263,770
Groupe Danone, ADR	1,269,400		20,995,876
LVMH Moet Hennessy Louis Vuitton	220,175		15,006,923
Nestle, ADR	425,600		27,145,822
PepsiCo	241,675		12,083,750
			159,735,427

		Shares		Value ($)
Health Care--16.3%
Abbott Laboratories		300,300		11,816,805
Eli Lilly & Co.		213,700		13,616,964
Hospira		30,030	a	778,077
Johnson & Johnson		478,525		26,448,077
Medco Health Solutions		51,204	a	1,551,481
Merck & Co.		270,582		12,270,894
Novartis, ADR		150,000		6,699,000
Pfizer		1,343,754		42,946,378
Roche, ADR		314,200		31,010,610
				147,138,286
Hotels, Restaurants & Leisure--.8%
McDonald's		274,800		7,557,000

Household & Personal Products--5.5%
Estee Lauder Cos., Cl. A		47,500		2,085,250
L'Oreal, ADR		1,850,000		26,486,470
Procter & Gamble		398,800		20,797,420
				49,369,140
Insurance--5.1%
American International Group		28,000		1,978,200
Assicurazioni Generali		561,900		14,839,856
Berkshire Hathaway, Cl. A		95	a	8,288,750
Marsh & McLennan Cos.		359,600		15,959,048
Zurich Financial Services		31,500		4,448,389
				45,514,243
Media--4.5%
McGraw-Hill Cos.		259,900		19,508,094
Pearson		1,106,944		12,423,656
Time Warner		365,215	a	6,080,830
Viacom, Cl. B		81,227		2,728,415
				40,740,995
Retail--.0%
Home Depot		4,505		151,909

Technology--8.6%
Intel		2,000,941		48,782,941
Microsoft		1,025,600		29,188,576
				77,971,517
Transportation--.6%
United Parcel Service, Cl. B		80,000		5,756,800

Total Common Stocks
(cost $695,586,540)			883,849,633

Preferred Stocks--2.2%
Media;
News Corporation, ADR
(cost $13,417,134)	627,200		19,926,144

Total Investments (cost $709,003,674)	100.1%		903,775,777

Liabilities, Less Cash and Receivables		(.1%)		(1,167,866)

Net Assets		100.0%		902,607,911

a Non-income producing.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	September 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	September 17, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	September 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)